THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

            Lincoln National Variable Annuity Account C - Multi-Fund
           Lincoln National Variable Annuity Account C - Multi-Fund 5
             Lincoln National Variable Annuity Account C - eAnnuity
                Lincoln National Variable Annuity Account L - GVA
      Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus Products
    Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus II Products Lincoln Life Variable Annuity Account N - Lincoln ChoicePlus Assurance Products
           Lincoln Life Variable Annuity Account Q - Group Multi-Fund
    Lincoln Life Variable Annuity Account W - Wells Fargo New Directions Core Lincoln Life Variable Annuity Account W - Wells Fargo New Directions Access
 Lincoln Life Variable Annuity Account W - Wells Fargo New Directions Access 4


                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

             Lincoln Life & Annuity Variable Annuity Account L - GVA
 Lincoln New York Account N for Variable Annuities - Lincoln ChoicePlus Products
    Lincoln New York Account N for Variable Annuities - Lincoln ChoicePlus II
                                    Products
Lincoln New York Account N for Variable  Annuities - Lincoln ChoicePlus
                               Assurance Products

                 Supplement to the Prospectus Dated May 1, 2004

     This Supplement outlines corrections to the disclosure as it appears in the Expense tables section of the current product prospectus. Your product contains one or more of these funds. The correct fees are as follows:

                                             Management Fees       12b-1 Fees       Other Expenses   Total Expenses
                                               (before any        (before any        (before any       (before any
                                                waivers/            waivers/           waivers/         waivers/
                                             reimbursements)    reimbursements)    reimbursements)   reimbursements)

----------------------------------------------------------------------------------------------------------------------
Lincoln VIP Global Asset Allocation Fund          0.74%              0.25%              0.30%             1.29%
(Service class)
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio         0.83%              0.00%              0.08%             0.91%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced Portfolio           0.85%              0.00%              0.27%             1.12%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth               0.84%              0.00%              0.05%             0.89%
Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio            0.85%              0.00%              0.32%             1.17%
----------------------------------------------------------------------------------------------------------------------



     Please keep this Supplement with your current product prospectus and retain it for reference.